Net Interest Expense and Other Net Finance Expense	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Net Interest Expense and Other Net Finance Expense	Net Interest Expense and Other Net Finance Expense

		For the year ended December 31,
		2024	2023
	Note	$	$
Interest on credit facilities	16	53.9	58.6
Interest on lease liabilities	11	29.5	24.6
Interest on senior unsecured notes	16	20.1	13.3
Interest on other long-term debt		14.3	6.2
Total interest expense		117.8	102.7
Total interest income		(14.2)	(11.7)
Net interest expense		103.6	91.0
Other net finance expense		0.8	2.0
Net interest expense and other net finance expense		104.4	93.0